Derivative Financial Instruments Effect of Net Investment Hedge Nonderivative Financial Instrument on OCI (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Gain (loss) recognized in OCI on derivative, (Effective Portion) [Abstract]
Before tax	$ (14,278)	$ 25,760	$ (3,866)
After tax	$ (8,866)	$ 15,825	$ (2,364)